S-K 1603(c) Fiduciary Duties to Other Companies	Aug. 10, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]	The Gores Group manages several investment vehicles. Funds managed by Gores or its affiliates may compete with us for acquisition opportunities. If these funds decide to pursue any such opportunity, we may be precluded from procuring such opportunities. In addition, investment ideas generated within Gores, including by Mr. Gores, may be suitable for both us and for a current or future Gores fund and may be directed to such investment vehicle rather than to us. Neither Gores nor members of our management team who are also employed by certain affiliates of The Gores Group have any obligation to present us with any business combination target of which they become aware, unless presented to such member solely in his or her capacity as an officer of the company. Gores and/or our management, in their capacities as officers or managing directors of Gores or in their other endeavors, may be required to present such business combination target to the related entities described above, current or future Gores investment vehicles, or third parties, before they present such business combination target to us. The Gores Group does not have any present intention to invest in new portfolio companies, and therefore we do not expect conflicts of interest with respect to The Gores Group.